Condensed Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash	$ 172,441	$ 254,523
Prepaid expense	30,000	7,499
Prepaid insurance-current portion	175,000	175,000
Total current assets	377,441	437,022
Noncurrent Assets
Prepaid insurance-noncurrent portion		87,500
Deferred offering costs	201,405
Investments held in Trust Account	118,450,000	117,321,508
Total assets	119,028,846	117,846,030
Current liabilities
Accounts payable and accrued expenses	2,074,027	306,792
Income tax payable	13,526
Franchise tax payable	100,000	168,767
Total current liabilities	2,187,553	475,559
Noncurrent liabilities
Warrant liabilities	1,394,453	2,826,876
Advance from sponsor	1,150,000
Forward purchase option derivative liability	795,942
Deferred underwriter fee payable	4,025,000	4,025,000
Total liabilities	9,552,948	7,327,435
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption; 11,500,000 shares at redemption value of $10.20	79,259,819	117,300,000
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,250,000 shares authorized; none issued and outstanding
Additional paid in capital	38,039,801
Accumulated deficit	(7,824,443)	(6,781,746)
Total stockholders’ deficit	30,216,079	(6,781,405)
Total liabilities and stockholders’ deficit	119,028,846	117,846,030
Common Class A [Member]
Stockholders’ Deficit
Class B common stock, $0.0001 par value; 12,500,000 shares authorized; 2,875,000 issued and outstanding	433	53
Common Class B [Member]
Stockholders’ Deficit
Class B common stock, $0.0001 par value; 12,500,000 shares authorized; 2,875,000 issued and outstanding	$ 288	$ 288